Fair Value Measurements (Details) - USD ($)			3 Months Ended
	Mar. 30, 2023	Mar. 22, 2023	Mar. 31, 2023	Apr. 04, 2022
Fair Value Measurements (Details) [Line Items]
Private warrants				$ 587,717
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Amount of converted values		$ 13,910	$ 13,930
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Amount of converted values	$ 33,400		$ 33,400